Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 06-0383750-100 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 7,492,729	$ 6,530,259
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 338,948	$ 291,675
EBP, Investment, Number of Shares	2,459,709	2,666,134
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 88,371	$ 94,356
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	2,025	1,961
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	28,097	29,797
EBP, Other Related Party and Party-in-Interest [Member] | Mutual Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	906,525	$ 800,539
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 5,448